Benefit Plans And Obligations For Termination Indemnity (Fair Value Of The Asset Values By Category) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	$ 290,008	$ 280,225	$ 348,804
Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	4,262
Money Market Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	4,193
Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	60,309
US Treasury Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	19,856
Corporate Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	47,259
International Companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	8,274
Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	145,855
Quoted Prices In Active Markets For Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	237,031
Quoted Prices In Active Markets For Identical Assets (Level 1) | Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	4,262
Quoted Prices In Active Markets For Identical Assets (Level 1) | Money Market Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	4,193
Quoted Prices In Active Markets For Identical Assets (Level 1) | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	60,309
Quoted Prices In Active Markets For Identical Assets (Level 1) | US Treasury Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	14,138
Quoted Prices In Active Markets For Identical Assets (Level 1) | Corporate Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0
Quoted Prices In Active Markets For Identical Assets (Level 1) | International Companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	8,274
Quoted Prices In Active Markets For Identical Assets (Level 1) | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	145,855
Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	52,977
Significant Observable Inputs (Level 2) | Money Market Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0
Significant Observable Inputs (Level 2) | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0
Significant Observable Inputs (Level 2) | US Treasury Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	5,718
Significant Observable Inputs (Level 2) | Corporate Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	47,259
Significant Observable Inputs (Level 2) | International Companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0
Significant Observable Inputs (Level 2) | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0
Significant Unobservable Inputs (Level 3) | Money Market Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0
Significant Unobservable Inputs (Level 3) | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0
Significant Unobservable Inputs (Level 3) | US Treasury Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0
Significant Unobservable Inputs (Level 3) | Corporate Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0
Significant Unobservable Inputs (Level 3) | International Companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	0
Significant Unobservable Inputs (Level 3) | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	$ 0